Cover	Feb. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2026
Entity File Number	000-55695
Entity Registrant Name	Norris Industries, Inc.
Entity Central Index Key	0001603793
Entity Tax Identification Number	46-5034746
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4102 Palo Pinto St
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Weatherford
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76086
City Area Code	855
Local Phone Number	809-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NRIS
Entity Emerging Growth Company	false